RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Renumeration of Directors and Other Key Management (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ (5)	$ (5)
Key management personnel compensation, share-based payment	(21)	(19)
Total	$ 26	$ 24